Securities Act Registration No. 033-44964

Investment Company Act Registration No. 811-06526

As filed with the Securities and Exchange Commission on July 29, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 147

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

☒ Amendment No. 149

(Check appropriate box or boxes.)

THE BOSTON TRUST & WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio 43219

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and Address of Agent for Service)

With copy to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 145 to its Registration Statement with respect to the Walden International Equity Fund until August 31, 2013.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 145 under the Securities Act of 1933 and Amendment No. 147 under the Investment Company Act of 1940, filed on May 17, 2013, with respect to the Walden International Equity Fund are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the , in the City of Boston in the Commonwealth of Massachusetts on the 25th day of July 2013.

THE BOSTON TRUST & WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diane E. Armstrong	Trustee	July 25, 2013
Diane E. Armstrong*

/s/ Michael M. Van Buskirk	Trustee	July 25, 2013
Michael M. Van Buskirk*

/s/ James H. Woodward	Trustee	July 25, 2013
James H. Woodward*

/s/ Lucia Santini	Trustee and President Principal Executive Officer	July 25, 2013
Lucia Santini

/s/ Heidi Soumerai	Trustee	July 25, 2013
Heidi Soumerai

/s/ Jennifer Ellis	Treasurer Principal Financial and Accounting Officer	July 25, 2013
Jennifer Ellis*

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

* Pursuant to power of attorney